Long term investments - Long-term equity investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Long-term investments
Equity method investments	¥ 129,705		¥ 136,080
Equity securities measured at fair value	27,349		49,605
Equity securities without readily determinable fair values	99,352		156,002
Total long-term investments	¥ 256,406	$ 36,666	¥ 341,687